STOCKHOLDERS’ DEFICIT (Tables)	3 Months Ended	12 Months Ended
	May 31, 2023	Feb. 28, 2023
Equity [Abstract]
Schedule of Summary of stock Option Activity

Summary of Preferred Stock Warrant Activity

	Number of Series F Preferred Warrants	Weighted Average Exercise Price	Weighted Average Remaining Years
Outstanding at March 1, 2023	695	$1.00	10.00
Issued	183	1.00	9.88
Exercised	—	—	—
Forfeited and cancelled	—	—	—
Outstanding at May 31, 2023	878	$1.00	9.75

	Number of Series F Preferred Warrants	Weighted Average Exercise Price	Weighted Average Remaining Years
Outstanding at March 1, 2022	329	$1.00	11.50
Issued	366	$1.00	10.00
Exercised	—	—	—
Forfeited and cancelled	—	—	—
Outstanding at February 28, 2023	695	$1.00	10.00

The table below represent the common shares issued, issuable and outstanding at February 28, 2023 and February 28, 2022:

The table below represent the common shares issued, issuable and outstanding at May 31, 2023 and February 28, 2023:

Common shares	May 31, 2023	February 28, 2023
Issued	6,117,570,789	5,836,641,599
Issuable	12,100,000	12,100,000
Issued, issuable and outstanding	6,129,670,789	5,848,741,599

The table below represent the common shares issued, issuable and outstanding at February 28, 2023 and February 28, 2022:

Common shares	February 28, 2023	February 28, 2022
Issued	5,836,641,599	4,733,110,360
Issuable	12,100,000	2,100,000
Issued, issuable and outstanding	5,848,741,599	4,735,210,360

Summary of Warrant and Stock Option Activity

Summary of Common Stock Warrant Activity

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Years
Outstanding at February 28, 2023	314,217,451	$0.114	1.95
Issued	—	—	—
Exercised	—	—	—
Forfeited and cancelled	—	—	—
Outstanding at May 31, 2023	314,217,451	$0.114	1.70

Summary of Warrant and Stock Option Activity

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Years
Outstanding at February 29, 2021	619,523,492	$0.03	2.81
Issued	1,008,324,212	0.06	2.47
Exercised	(411,000,000)	0.06	1.70
Forfeited and cancelled	(2,043)	—	—
Outstanding at February 28, 2022	1,216,845,661	$0.06	2.38
Adjusted(1)	66,750,000	0.011	1.41
Issued	94,000,000	0.010	4.69
Exercised	(108,378,210)	(0.011)	2.44
Forfeited and cancelled	(955,000,000)	(0.008)	1.33
Outstanding at February 28, 2023	314,217,451	$0.114	1.95

__________

(1)	Required dilution adjustment per warrant agreement

Schedule of valuation techniques

Strike price	$0.008 - $0.01
Fair value of Company’s common stock	$0.012
Dividend yield	0.00%
Expected volatility	88.2% - 90.00%
Risk free interest rate	2.98%
Expected term (years)	5.00

Strike price	$0.02
Fair value of Company’s common stock	$0.01
Dividend yield	0.00%
Expected volatility	340.9
Risk free interest rate	3.39%
Expected term (years)	4.50

Schedule of valuation techniques for warrants

Strike price	$0.135 - $0.037
Fair value of Company’s common stock	$0.146 - $0.0071
Dividend yield	0.00%
Expected volatility	411.0% - 403.33%
Risk free interest rate	0.43% - 0.27%
Expected term (years)	3.00

—	in conjunction with debt extensions on notes payable disclosed in Note 12 (10, 43, 44), the Company issued warrants to a lender to purchase a total 285,000,000 shares at an exercise price of $0.164 per share with a 3-year term and having an aggregate fair value of $5,415,000, recorded as interest with a corresponding adjustment to paid in capital all using the Black-Scholes model with assumptions described below:

Strike price	$0.0164
Fair value of Company’s common stock	$0.019
Dividend yield	0.00%
Expected volatility	385.60%
Risk free interest rate	1.62%
Expected term (years)	3.00

—	As share issuance costs to a broker the company issued warrants to acquire a total of 3,324,212 shares with a fair value of $21,929 recorded against share proceeds with a corresponding adjustment to paid in capital all using the Black-Scholes model with assumptions described below:

Strike price	$0.041 - $0.029
Fair value of Company’s common stock	$0.039 - $0.028
Dividend yield	0.00%
Expected volatility	35.30 - 35.90%
Risk free interest rate	0.46 - 0.95%
Expected term (years)	3.00

Summary of Common Stock Option Activity

Summary of Common Stock Option Activity

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Years
Outstanding at February 28 , 2023	95,725,000	$0.02	4.75
Issued	—	—	—
Exercised	—	—	—
Forfeited, extinguished and cancelled	(13,025,000)	$0.02	(4.75)
Outstanding at May 31, 2023	82,700,000	$0.02	4.50

Summary of Common Stock Option Activity

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Years
Outstanding at March 1, 2022	—	$—	—
Issued	100,000,000	$0.02	4.75
Exercised	—	—	—
Forfeited, extinguished and cancelled	(4,275,000)	$0.02	(4.75)
Outstanding at November 30, 2022	95,725,000	$0.02	4.75